CONOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 9,380	$ 8,495	$ 2,924
Accounts receivable, net	119,256	32,134	55,929
Prepaid Expenses	9,404	15,318
Total Current Assets	138,040	55,947	58,853
Property and equipment, net	9,321	7,754	21,630
Other Assets:
Deposits	6,456	6,456	6,456
Total Assets	153,817	70,157	86,939
Current Liabilities:
Accounts payable, accrued expenses	961,303	185,172	1,282,642
Note payable and accrued interest - related party	91,399	445,224	702,700
Notes payable	961,520	986,082	1,707,420
Total Current Liabilities	1,767,709	1,616,478	3,692,762
Stockholders' Equity:
Preferred Stock, $0.0001 Par value, 20,000,000 shares authorized, No shares issued and outstanding
Common Stock, $0.0001 Par value, 500,000,000 shares authorized 31,425,021 and 27,797,950 shares issued and outstanding, respectively	3,143	2,780	1,967
Additional paid in capital	10,959,599	9,071,663	4,753,742
Accumulated deficit	(12,576,634)	(10,620,764)	(8,361,532)
Total stockholders' Equity	(1,613,892)	(1,546,321)	(3,605,823)
Total Liabilities and Stockholders' Equity	$ 153,817	$ 70,157	$ 86,939